DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. ("KUITUN SEAMLESS")	12 Months Ended
Dec. 31, 2012
DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. ("KUITUN SEAMLESS")
DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. ("KUITUN SEAMLESS")

3.                                  DISPOSAL OF KUITUN SEAMLESS SPECIAL STEEL CO., LTD. (“KUITUN SEAMLESS”)

On July 18, 2011, the Company’s wholly-owned subsidiary, Bazhou Seamless, entered into an agreement with Shandong Shiheng Special Steel Co., Ltd. to dispose of its entire equity interests in Kuitun Seamless for a net cash consideration of $9,831 and at the same time, to retain certain assets, mainly office equipment, furniture and fixtures of Kuitun Seamless following the disposal. The gain on disposal of Kuitun Seamless was $3,268, which was reported as “Gain on disposal of subsidiary” included in other operating income for the year ended December 31, 2011.

The Company determined that disposal of Kuitun Seamless did not constitute a discontinued operation, as the operation capacity of Kuitun Seamless was absorbed by other subsidiaries of the Company.